Employee Savings Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Savings Plan

Note 6 — Employee Savings Plan

In December 1989, the Board of Directors approved a 401(k) savings plan (the “401(k) Plan”) for our employees that became effective in 1990. Eligible employees may elect to make contributions under the terms of the 401(k) Plan; however, contributions by us are made at the discretion of management. We made a contribution of $29,000 to the 401(k) plan in 2020, and $79,000 and $72,000 in 2019 and 2018, respectively.